Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Global Technology and Innovation Fund	Jan. 29, 2021
Class A
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.99%
Class C
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.74%
Class S
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.19%
Class I
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.75%
Class N
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.67%
Class T
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.92%